FAIR VALUE MEASUREMENT (Details 2)	1 Months Ended						12 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013 eHi USD ($)	Oct. 31, 2013 Easy Go USD ($)	Nov. 30, 2010 Dining Secretary USD ($)	Jun. 30, 2013 Happy City USD ($)	Dec. 31, 2013 Available-for-sale securities eHi Unobservable inputs (Level 3) USD ($)	Dec. 31, 2013 Available-for-sale securities eHi Unobservable inputs (Level 3) CNY	Dec. 31, 2013 Available-for-sale securities eHi Unobservable inputs (Level 3) Series E Preferred Shares CNY	Dec. 31, 2013 Available-for-sale securities Easy Go Unobservable inputs (Level 3) CNY	Dec. 31, 2013 Available-for-sale securities Easy Go Unobservable inputs (Level 3) USD ($)	Dec. 31, 2013 Available-for-sale securities Easy Go Unobservable inputs (Level 3) Series B Preferred Shares CNY	Dec. 31, 2013 Available-for-sale securities Dining Secretary Unobservable inputs (Level 3) CNY	Dec. 31, 2012 Available-for-sale securities Dining Secretary Unobservable inputs (Level 3) CNY	Dec. 31, 2013 Available-for-sale securities Dining Secretary Unobservable inputs (Level 3) USD ($)	Dec. 31, 2013 Available-for-sale securities Happy City Unobservable inputs (Level 3) CNY	Dec. 31, 2013 Available-for-sale securities Happy City Unobservable inputs (Level 3) USD ($)	Dec. 31, 2013 Available-for-sale securities Happy City Unobservable inputs (Level 3) Series A Preferred Shares CNY
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance					$ 94,318,772	570,977,550			$ 23,771,275		60,234,118	65,414,773	$ 9,290,577		$ 6,171,156
Investment in preferred shares	(94,050,000)	(23,000,000)	(10,000,000)	(6,000,000)			570,977,550			139,633,000						36,715,800
Change in fair value of investment								4,271,165			(2,227,753)	(4,542,655)		642,527
Effect of exchange rate change											(1,764,000)	(638,000)
Fair value of Level 3 investment, ending balance					$ 94,318,772	570,977,550		143,904,165	$ 23,771,275		56,242,365	60,234,118	$ 9,290,577	37,358,327	$ 6,171,156